UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4282

Name of Fund: Merrill Lynch Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/03

Date of reporting period: 08/01/02 - 07/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                Merrill Lynch
                Natural Resources Trust

Annual Report
July 31, 2003

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Natural Resources Trust

Portfolio Information as of July 31, 2003 (unaudited)

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
EnCana Corp. ........................................................    5.2%
Murphy Oil Corporation ..............................................    5.1
EOG Resources, Inc. .................................................    3.9
Devon Energy Corporation ............................................    3.7
Apache Corporation ..................................................    3.0
Pogo Producing Company ..............................................    2.9
BJ Services Company .................................................    2.6
Exxon Mobil Corporation .............................................    2.4
ChevronTexaco Corporation ...........................................    1.9
Suncor Energy, Inc. .................................................    1.8
--------------------------------------------------------------------------------

                                                                     Percent of
Geographic Allocation                                                Net Assets+
--------------------------------------------------------------------------------
United States .......................................................   59.7%
Canada ..............................................................   26.2
France ..............................................................    2.4
Italy ...............................................................    1.5
South Africa ........................................................    1.4
Australia ...........................................................    1.3
China ...............................................................    1.3
Hong Kong ...........................................................    1.2
Germany .............................................................    0.7
United Kingdom ......................................................    0.5
Brazil ..............................................................    0.4
--------------------------------------------------------------------------------

+     Total may not equal 100%.

Electronic Delivery

The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

A Letter From the President

Dear Shareholder

Now more than half behind us, 2003 has been a meaningful year in many respects. After three agonizing years for equity markets, we finally saw hopeful signs for a sustained economic recovery and an accompanying market upturn.

The most significant development through July 31 was the conclusion of all-out war in Iraq. As combat gave way to restructuring, oil prices dropped. At the same time, credit spreads tightened and the spring brought some of the most promising months for equities since last October. Many companies began to show improving earnings, and consumer confidence strengthened. Although oil prices have since returned to higher levels, economic recovery remains a high priority for the President, Congress and the Federal Reserve Board -- all of whom have taken steps aimed at reviving the economy and drawing investors back to the markets.

The events and efforts of the past several months appear to have made an impression on investors and the markets. While both the S&P 500 Index and Nasdaq were in negative territory for the six-month period ended January 31, 2003, both indexes rebounded dramatically over the six months that followed. From January 31, 2003 to July 31, 2003, the S&P 500 Index and Nasdaq returned +16.79% and +31.35%, respectively.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. This included striving to outperform our peers and the market indexes. With that said, remember also that the advice and guidance of a skilled financial advisor can mean the difference between fruitful and fruitless investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. The cost savings in both production and postage are passed on to the fund and, ultimately, to fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003          3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Trust outperformed the benchmark S&P 500 Index during the fiscal year, benefiting partially from heightened media and investor attention on natural gas supply issues.

How did Merrill Lynch Natural Resources Trust perform during the fiscal year?

For the 12-month period ended July 31, 2003, Merrill Lynch Natural Resources Trust's Class A, Class B, Class C and Class I Shares had total returns of +15.59%, +14.66%, +14.62% and +15.87%, respectively. This compared to a return of +10.64% for the unmanaged benchmark Standard & Poor's 500 (S&P 500) Index and an average return of +10.05% for its peer group of Lipper Natural Resources Funds. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.)

What were the reasons for the Trust's outperformance?

Outperformance during the fiscal year stemmed from our focus on companies with natural gas production in North America, with particularly strong returns from EnCana Corporation, Murphy Oil Corporation and PEYTO Exploration & Development Corp. Also contributing to Trust results were gains from MIM Holdings Limited following a takeover bid from Xstrata PLC, and appreciation from the Aluminum Corporation of China Limited, which benefited from strong aluminum demand in China.

A significant catalyst for the Trust's performance during the period was the increased media attention on the natural gas supply deficit. Gas stocks rallied after Federal Reserve Board Chairman Alan Greenspan described diminished natural gas supplies as a "serious" problem.

What changes did you make to the portfolio during the period?

We continued to focus on independent production companies leveraged to natural gas, which received extraordinary investor attention following Mr. Greenspan's testimony to the energy committees of both the U.S. House of Representatives and the Senate. In his remarks, Mr. Greenspan highlighted the risks that inadequate natural gas supplies could pose to economic recovery and employment growth. Given the limited supply response from natural gas drilling, liquefied natural gas from global markets appears to be the most likely solution to balancing the North American market. However, once the four existing terminals are fully utilized, it is unlikely that new terminals can be constructed and brought into operation in less than two years. Frontier sources of gas from Canada's McKenzie Delta and the gas cap on Alaska's Prudhoe Bay oil field are not likely to have pipeline access available until 2008 and post-2010, respectively. As a result, we believe the investment case for natural gas-leveraged equities remains intact over our 18-month - 24-month investment time horizon.

We continued to invest in a number of new holdings in small-capitalization Canadian production companies that were purchased to replace holdings that recently converted to income trusts. Holdings that converted to this structure included PEYTO Exploration, Baytex Energy, Bonavista Petroleum Ltd. and Cresent Point Energy Ltd.

In the intermediate term, we expect both natural gas prices and equities to remain highly volatile. As high prices caused industrial demand to decline, storage was being rapidly refilled. In Midwest and Northeast markets, summer demand for peak-electrical generation was subdued because of below-normal temperatures early in the season. The risk of some profit-taking in our investments is possible, as we believe gas prices may decline in the weak-demand fall months. However, a pickup in manufacturing activity and/or normal winter heating demand have the potential to send gas prices higher given the lack of meaningful gas production from increased drilling. With most gas-leveraged equities trading at the low end of their historic valuation ranges, we believe there remains attractive return potential in our natural gas-leveraged stocks.


4       MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

How was the portfolio positioned at the close of the period?

As of July 31, 2003, the portfolio was invested 98% in stocks and 2% in cash equivalents. Over 85% of the portfolio's investments were in energy-related companies, with the remaining equity investments predominantly in metals, forest products and precious metals companies.

Robert M. Shearer
Vice President and Portfolio Manager

August 26, 2003

--------------------------------------------------------------------------------
Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.
--------------------------------------------------------------------------------


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003          5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Trust through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                       Ten-Year/
                                                        6-Month        12-Month     Since Inception
As of July 31, 2003                                  Total Return    Total Return    Total Return
===================================================================================================
ML Natural Resources Trust Class A Shares*              +10.09%         +15.59%        +55.95%
---------------------------------------------------------------------------------------------------
ML Natural Resources Trust Class B Shares*              + 9.63          +14.66          +66.29
---------------------------------------------------------------------------------------------------
ML Natural Resources Trust Class C Shares*              + 9.65          +14.62          +45.41
---------------------------------------------------------------------------------------------------
ML Natural Resources Trust Fund Class I Shares*         +10.27          +15.87          +84.56
---------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                           +16.79          +10.64      +166.03/+147.68
---------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Trust's ten-year/since inception periods are ten years for Class B & Class I Shares and from 10/21/94 for Class A & Class C Shares.
** This unmanaged Index covers the 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total returns are for ten years and from 10/21/94, respectively.


6       MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

ML Natural Resources Trust's Class A and Class C Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Portfolio's Class A Shares and Class C Shares compared to growth of an investment in the S&P 500 Index. Values are from October 21, 1994 to July 2003:

                                               10/21/94**     7/95           7/96            7/97           7/98           7/99
ML Natural Resources Trust+--
Class A Shares*                                $ 9,475        $ 9,942        $10,347         $12,172        $8,868         $10,868
ML Natural Resources Trust+--
Class C Shares*                                $10,000        $10,426        $10,760         $12,564        $9,073         $11,041

                                               7/00           7/01           7/02            7/03
ML Natural Resources Trust+--
Class A Shares*                                $11,928        $13,577        $12,784         $14,776
ML Natural Resources Trust+--
Class C Shares*                                $12,018        $13,571        $12,687         $14,541

                                               10/21/94       7/95           7/96            7/97           7/98           7/99
S&P 500 Index++                                $10,000        $12,347        $14,393         $21,897        $26,120        $31,397

                                               7/00           7/01           7/02            7/03
S&P 500 Index++                                $34,215        $29,312        $22,386         $24,768

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Trust invests primarily in equity securities of domestic and foreign companies with substantial natural resource assets.
++ This unmanaged Index covers the 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 7/31/03                               +15.59%           +9.52%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                             +10.75            +9.56
--------------------------------------------------------------------------------
Inception (10/21/94)
through 7/31/03                                      + 5.19            +4.55
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return           % Return
                                                 Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 7/31/03 ..................           +14.62%           +13.62%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03 ................           + 9.89            + 9.89
--------------------------------------------------------------------------------
Inception (10/21/94)
through 7/31/03 .........................           + 4.36            + 4.36
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003          7

[LOGO] Merrill Lynch Investment Managers

Performance Data (concluded)

ML Natural Resources Trust's Class B and Class I Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Portfolio's Class B Shares and Class I Shares compared to growth of an investment in the S&P 500 Index. Values are from July 1993 to July 2003:

                                               7/93           7/94           7/95            7/96           7/97
ML Natural Resources Trust+--
Class B Shares*                                $10,000        $11,252        $11,922         $12,311        $14,369
ML Natural Resources Trust+--
Class I Shares*                                $ 9,475        $10,773        $11,532         $12,033        $14,192

                                               7/98           7/99           7/00            7/01           7/02           7/03
ML Natural Resources Trust+--
Class B Shares*                                $10,380        $12,628        $13,740         $15,517        $14,503        $16,629
ML Natural Resources Trust+--
Class I Shares*                                $10,361        $12,735        $14,006         $15,981        $15,092        $17,487

                                               7/93           7/94           7/95            7/96           7/97
S&P 500 Index++                                $10,000        $10,516        $13,262         $15,459        $23,519

                                               7/98           7/99           7/00            7/01           7/02           7/03
S&P 500 Index++                                $28,054        $33,722        $36,749         $31,483        $24,044        $26,603

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Trust invests primarily in equity securities of domestic and foreign companies with substantial natural resource assets.
++ This unmanaged Index covers the 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                                    % Return          % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 7/31/03                              +14.66%           +10.66%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                            + 9.88            + 9.61
--------------------------------------------------------------------------------
Ten Years Ended 7/31/03                             + 5.22            + 5.22
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                % Return Without   % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 7/31/03                               +15.87%           +9.78%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                             +11.04            +9.84
--------------------------------------------------------------------------------
Ten Years Ended 7/31/03                              + 6.32            +5.75
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


8       MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

Schedule of Investments

                                                                                                              Value       Percent of
Country          Industry*                          Shares Held     Common Stocks                      (in U.S. dollars)  Net Assets
====================================================================================================================================
Australia        Metals & Mining                        153,800     Alumina Limited                       $   481,444         0.4%
                                                        120,000     Newcrest Mining Limited                   685,171         0.6
                                                        153,800   + WMC Resources Limited                     370,801         0.3
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Australia        1,537,416         1.3
====================================================================================================================================
Brazil           Metals & Mining                         12,000     Companhia Vale do Rio Doce
                                                                    (ADR) (a)                                 417,960         0.4
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Brazil             417,960         0.4
====================================================================================================================================
Canada           Canadian Independents                  148,000   + Atlas Energy Ltd.                         346,813         0.3
                                                         81,900   + Baytex Energy Ltd.                        692,653         0.6
                                                         21,200     Canadian Natural Resources Ltd.           800,881         0.7
                                                        175,000   + Canadian Superior Energy, Inc.            233,623         0.2
                                                        169,000   + Cequel Energy Inc.                        750,044         0.6
                                                        120,000   + Clear Energy Inc.                         234,333         0.2
                                                         91,500   + Compton Petroleum Corporation             370,353         0.3
                                                        374,000   + Crescent Point Energy Ltd. 'A'          1,686,419         1.4
                                                        200,000   + Devlan Exploration Inc.                   305,344         0.3
                                                        173,661     EnCana Corp.                            5,994,434         5.2
                                                         38,800     Husky Energy Inc.                         513,568         0.4
                                                        517,000   + Impact Energy Inc.                        543,341         0.5
                                                         21,000     Niko Resources Ltd.                       380,259         0.3
                                                        137,000   + Olympia Energy Inc.                       350,222         0.3
                                                         23,600   + Penn West Petroleum Ltd.                  695,473         0.6
                                                         50,800     Petro-Canada                            1,947,228         1.7
                                                        217,000   + Progress Energy Ltd.                    1,485,446         1.3
                                                        155,818   + Rider Resources Ltd.                      365,134         0.3
                                                        113,000     Suncor Energy, Inc.                     2,058,193         1.8
                                                        160,500   + TUSK Energy Inc.                          431,951         0.4
                                                         37,100     Talisman Energy Inc.                    1,591,223         1.4
                                                        146,300   + Thunder Energy Inc.                       597,355         0.5
                                                                                                          -----------------------
                                                                                                           22,374,290        19.3
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                         49,800     Agnico-Eagle Mines Limited                598,098         0.5
                                                         26,100     Alcan Aluminium Ltd.                      908,541         0.8
                                                         33,000     Barrick Gold Corporation                  564,040         0.5
                                                        354,500   + Eldorado Gold Corporation                 735,054         0.7
                                                         56,300   + Glamis Gold Ltd.                          709,622         0.6
                                                         47,800     Placer Dome Inc.                          585,514         0.5
                                                                                                          -----------------------
                                                                                                            4,100,869         3.6
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Drilling                     453,100   + Drillers Technology Corp.                 482,620         0.4
                                                         43,500     Ensign Resource Service Group, Inc.       600,799         0.5
                                                         32,500   + Precision Drilling Corporation          1,178,839         1.0
                                                                                                          -----------------------
                                                                                                            2,262,258         1.9
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Services & Equipment         106,300   + Tesco Corporation                       1,043,940         0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Paper                                   51,400     Domtar, Inc.                              547,488         0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Canada          30,328,845        26.2
====================================================================================================================================
China            Metals & Mining                         52,300     Aluminum Corporation of China
                                                                    Limited (ADR) (a)                       1,514,085         1.3
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in China            1,514,085         1.3
====================================================================================================================================
France           Oil & Gas Exploration & Production      20,000     Total Fina SA (ADR) (a)                 1,472,000         1.3
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Services & Equipment          62,675     Technip-Coflexip SA (ADR) (a)           1,350,646         1.1
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France           2,822,646         2.4
====================================================================================================================================
Germany          Chemicals                               29,700     Celanese AG                               826,848         0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany            826,848         0.7
====================================================================================================================================


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003          9

[LOGO] Merrill Lynch Investment Managers

                                                                                                             Value        Percent of
Country          Industry*                          Shares Held     Common Stocks                      (in U.S. dollars)  Net Assets
====================================================================================================================================
Hong Kong        Oil & Gas Exploration & Production      39,300     CNOOC Limited (ADR) (a)               $ 1,384,932         1.2%
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong        1,384,932         1.2
====================================================================================================================================
Italy            Integrated Oil & Gas                     7,400     ENI SpA (ADR) (a)                         543,604         0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Drilling                     158,800     Saipem SpA                              1,242,760         1.1
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy            1,786,364         1.5
====================================================================================================================================
South Africa     Paper                                  128,500     Sappi Limited (ADR) (a)                 1,575,410         1.4
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in South Africa     1,575,410         1.4
====================================================================================================================================
United Kingdom   Integrated Oil & Gas                    13,000     BP Amoco PLC (ADR) (a)                    540,150         0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United
                                                                    Kingdom                                   540,150         0.5
====================================================================================================================================
United States    Chemicals                                9,000     Praxair, Inc.                             581,940         0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Integrated Oil & Gas                    30,987     ChevronTexaco Corporation               2,234,473         1.9
                                                         36,829     ConocoPhillips                          1,927,630         1.7
                                                         76,828     Exxon Mobil Corporation                 2,733,540         2.4
                                                         22,700     Marathon Oil Corporation                  584,298         0.5
                                                        119,400     Murphy Oil Corporation                  5,895,972         5.1
                                                                                                          -----------------------
                                                                                                           13,375,913        11.6
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                         22,900     Alcoa Inc.                                635,933         0.6
                                                         17,400     Arch Coal, Inc.                           357,570         0.3
                                                         32,900     CONSOL Energy Inc.                        613,585         0.5
                                                         18,100     Newmont Mining Corporation                653,410         0.6
                                                                                                          -----------------------
                                                                                                            2,260,498         2.0
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Drilling                      44,300     ENSCO International Incorporated        1,110,601         1.0
                                                         43,622     GlobalSantaFe Corporation                 970,590         0.8
                                                         45,900     Helmerich & Payne, Inc.                 1,227,825         1.1
                                                         16,300   + Nabors Industries, Ltd.                   583,540         0.5
                                                         60,000   + National-Oilwell, Inc.                  1,104,000         1.0
                                                         43,700   + Noble Corporation                       1,436,419         1.2
                                                         14,900   + Patterson-UTI Energy, Inc.                411,240         0.3
                                                          7,300   + Precision Drilling Corporation            264,990         0.3
                                                         51,000   + Rowan Companies, Inc.                   1,119,450         1.0
                                                         43,950   + Transocean Inc.                           860,102         0.7
                                                                                                          -----------------------
                                                                                                            9,088,757         7.9
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Exploration & Production       5,500     Anadarko Petroleum Corporation            240,900         0.2
                                                         56,280     Apache Corporation                      3,487,109         3.0
                                                         36,697     Burlington Resources Inc.               1,694,301         1.5
                                                         24,394   + Cimarex Energy Co.                        490,563         0.4
                                                         90,199     Devon Energy Corporation                4,272,727         3.7
                                                        117,400     EOG Resources, Inc.                     4,552,772         3.9
                                                         41,000   + Energy Partners, Ltd.                     441,160         0.4
                                                         45,800   + Forest Oil Corporation                  1,045,614         0.9
                                                         23,922     Kerr-McGee Corporation                  1,052,568         0.9
                                                         15,500   + Newfield Exploration Company              560,015         0.5
                                                         25,800     Noble Energy, Inc.                        941,700         0.8
                                                         75,700   + Pioneer Natural Resources Company       1,816,800         1.6
                                                         80,300     Pogo Producing Company                  3,396,690         2.9
                                                         39,700     Unocal Corporation                      1,162,813         1.0
                                                                                                          -----------------------
                                                                                                           25,155,732        21.7
------------------------------------------------------------------------------------------------------------------------------------


10      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

Schedule of Investments (concluded)

                                                                                                              Value       Percent of
Country          Industry*                          Shares Held     Common Stocks                      (in U.S. dollars)  Net Assets
====================================================================================================================================
United States    Oil & Gas Services & Equipment          88,300   + BJ Services Company                   $ 3,024,275         2.6%
(concluded)                                              62,100     Baker Hughes Incorporated               1,950,561         1.7
                                                         27,600   + Cooper Cameron Corporation              1,319,556         1.1
                                                         91,000   + FMC Technologies, Inc.                  2,043,860         1.8
                                                         32,800   + Grant Prideco, Inc.                       352,600         0.3
                                                         27,000     Halliburton Company                       598,590         0.5
                                                         23,700   + Lone Star Technology                      392,472         0.3
                                                         82,500   + Oil States International, Inc.            928,125         0.8
                                                         24,600     Schlumberger Limited                    1,108,722         1.0
                                                         47,000   + Smith International, Inc.               1,684,480         1.5
                                                         15,400     Tidewater Inc.                            411,180         0.4
                                                         48,925   + Weatherford International Ltd.          1,774,510         1.5
                                                                                                          -----------------------
                                                                                                           15,588,931        13.5
                 -------------------------------------------------------------------------------------------------------------------
                 Refining, Marketing & Transportation    29,200     Valero Energy Corporation               1,062,880         0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities                               49,200     Equitable Resources, Inc.               1,900,596         1.6
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United
                                                                    States                                 69,015,247        59.7
                 ===================================================================================================================
                                                                    Total Investments in Common Stocks
                                                                    (Cost--$88,663,914)                   111,749,903        96.6
                 ===================================================================================================================

====================================================================================================================================

                                           Beneficial Interest/
                                                    Shares Held     Short-Term Securities
====================================================================================================================================
                                                     $4,241,595     Merrill Lynch Liquidity Series, LLC
                                                                    Cash Sweep Series I (b)                 4,241,595         3.6
                                                     $6,585,283     Merrill Lynch Liquidity Series, LLC
                                                                    Money Market Series (b)(c)              6,585,283         5.7
                                                      4,390,189     Merrill Lynch Premier Institutional
                                                                    Fund (b)(c)                             4,390,189         3.8
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments in Short-Term
                                                                    Securities (Cost--$15,217,067)         15,217,067        13.1
====================================================================================================================================
                 Total Investments (Cost--$103,880,981)                                                   126,966,970       109.7

                 Liabilities in Excess of Other Assets                                                    (11,274,173)       (9.7)
                                                                                                         ------------------------
                 Net Assets                                                                              $115,692,797       100.0%
                                                                                                         ========================

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
+     Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                        Net            Dividend
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Fund                       --      $         2
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                          $ 4,241,595      $    27,152
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                          $ 4,039,064      $     6,910
      Merrill Lynch Premier Institutional Fund       (2,143,792)     $     3,501
      --------------------------------------------------------------------------
(c)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         11

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

As of July 31, 2003
=================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------
                       Investments, at value (including securities loaned
                       of $10,778,394) (identified cost -- $103,880,981) .........                   $126,966,970
                       Cash ......................................................                          7,285
                       Foreign cash (cost -- $3,069) .............................                          3,048
                       Receivables:
                          Beneficial interest sold ...............................    $   138,055
                          Securities sold ........................................        124,420
                          Dividends ..............................................         73,159
                          Interest ...............................................          3,762
                          Securities lending -- net ..............................            882         340,278
                                                                                      -----------
                       Prepaid registration fees .................................                         14,497
                                                                                                     ------------
                       Total assets ..............................................                    127,332,078
                                                                                                     ------------
=================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .................                     10,975,472
                       Payables:
                          Beneficial interest redeemed ...........................        488,345
                          Investment adviser .....................................         66,198
                          Distributor ............................................         42,898
                          Other affiliates .......................................         38,376         635,817
                                                                                      -----------
                       Accrued expenses ..........................................                         27,992
                                                                                                     ------------
                       Total liabilities .........................................                     11,639,281
                                                                                                     ------------
=================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Net assets ................................................                   $115,692,797
                                                                                                     ============
=================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------
                       Class A Shares of beneficial interest, $.10 par value,
                       unlimited number of shares authorized .....................                   $    266,356
                       Class B Shares of beneficial interest, $.10 par value,
                       unlimited number of shares authorized .....................                        116,280
                       Class C Shares of beneficial interest, $.10 par value,
                       unlimited number of shares authorized .....................                         58,260
                       Class I Shares of beneficial interest, $.10 par value,
                       unlimited number of shares authorized .....................                        112,870
                       Paid-in capital in excess of par ..........................                    104,545,205
                       Accumulated investment loss -- net ........................    $   (20,922)
                       Accumulated realized capital losses on investments
                       and foreign currency transactions -- net ..................    (12,469,590)
                       Unrealized appreciation on investments and foreign
                       currency transactions -- net ..............................     23,084,338
                                                                                      -----------
                       Total accumulated earnings -- net .........................                     10,593,826
                                                                                                     ------------
                       Net assets ................................................                   $115,692,797
                                                                                                     ============
=================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------
                       Class A -- Based on net assets of $56,094,212 and 2,663,563
                       shares of beneficial interest outstanding .................                   $      21.06
                                                                                                     ============
                       Class B -- Based on net assets of $23,829,320 and 1,162,799
                       shares of beneficial interest outstanding .................                   $      20.49
                                                                                                     ============
                       Class C -- Based on net assets of $11,788,544 and 582,596
                       shares of beneficial interest outstanding .................                   $      20.23
                                                                                                     ============
                       Class I -- Based on net assets of $23,980,721 and 1,128,704
                       shares of beneficial interest outstanding .................                   $      21.25
                                                                                                     ============

      See Notes to Financial Statements.


12      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

Statement of Operations

For the Year Ended July 31, 2003
============================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------
                       Dividends (net of $55,823 foreign withholding tax) .                     $  1,264,069
                       Interest ...........................................                           26,655
                       Securities lending -- net ..........................                           10,413
                                                                                                ------------
                       Total income .......................................                        1,301,137
                                                                                                ------------
============================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...........................    $    647,970
                       Account maintenance & distribution fees -- Class B .         230,862
                       Account maintenance fees -- Class A ................         136,933
                       Transfer agent fees -- Class A .....................         113,613
                       Account maintenance & distribution fees -- Class C .          90,866
                       Accounting services ................................          85,447
                       Professional fees ..................................          79,546
                       Transfer agent fees -- Class B .....................          55,852
                       Trustees' fees and expenses ........................          46,909
                       Transfer agent fees -- Class I .....................          43,274
                       Registration fees ..................................          41,686
                       Printing and shareholder reports ...................          41,538
                       Custodian fees .....................................          30,072
                       Transfer agent fees -- Class C .....................          22,187
                       Pricing fees .......................................           3,153
                       Other ..............................................          18,511
                                                                               ------------
                       Total expenses .....................................                        1,688,419
                                                                                                ------------
                       Investment loss -- net .............................                         (387,282)
                                                                                                ------------
============================================================================================================
Realized & Unrealized Gain (Loss) on Investments and Foreign Currency Transactions -- Net
------------------------------------------------------------------------------------------------------------
                       Realized loss on:
                          Investments -- net ..............................      (3,934,163)
                          Foreign currency transactions -- net ............         (23,439)      (3,957,602)
                                                                               ------------
                       Change in unrealized appreciation/depreciation on:
                          Investments -- net ..............................      19,397,408
                          Foreign currency transactions -- net ............          (1,511)      19,395,897
                                                                               -----------------------------
                       Total realized and unrealized gain on investments
                       and foreign currency transactions -- net ...........                       15,438,295
                                                                                                ------------
                       Net Increase in Net Assets Resulting from Operations                     $ 15,051,013
                                                                                                ============

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         13

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                                                                                 For the Year Ended
                                                                                                       July 31,
                                                                                          -------------------------------
Increase (Decrease) in Net Assets:                                                             2003              2002
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment loss -- net ........................................    $    (387,282)    $    (417,202)
                       Realized gain (loss) on investments and foreign
                       currency transactions -- net ..................................       (3,957,602)        2,470,046
                       Change in unrealized appreciation/depreciation on
                       investments and foreign currency transactions -- net ..........       19,395,897        (9,318,412)
                                                                                          -------------------------------
                       Net increase (decrease) in net assets resulting from operations       15,051,013        (7,265,568)
                                                                                          -------------------------------
=========================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from beneficial
                       interest transactions .........................................       (3,305,952)      (13,886,783)
                                                                                          -------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets .......................       11,745,061       (21,152,351)
                       Beginning of year .............................................      103,947,736       125,100,087
                                                                                          -------------------------------
                       End of year* ..................................................    $ 115,692,797     $ 103,947,736
                                                                                          ===============================
                          * Accumulated investment loss -- net .......................    $     (20,922)    $     (10,917)
                                                                                          ===============================

      See Notes to Financial Statements.


14      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

Financial Highlights


                                                                                               Class A@
The following per share data and ratios have been derived         -----------------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                  -----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2003          2002          2001          2000          1999
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year .....   $   18.22     $   19.35     $   17.00     $   15.51     $   12.89
                                                                  -----------------------------------------------------------------
                       Investment income (loss) -- net+ .......        (.03)         (.03)         (.03)         (.01)          .06
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions -- net ...................        2.87         (1.10)         2.38          1.52          2.77
                                                                  -----------------------------------------------------------------
                       Total from investment operations .......        2.84         (1.13)         2.35          1.51          2.83
                                                                  -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income -- net ............          --            --            --            --          (.12)
                          In excess of investment income -- net          --            --            --          (.02)         (.01)
                          In excess of realized gain on
                           investments -- net .................          --            --            --            --          (.08)
                                                                  -----------------------------------------------------------------
                       Total dividends and distributions ......          --            --            --          (.02)         (.21)
                                                                  -----------------------------------------------------------------
                       Net asset value, end of year ...........   $   21.06     $   18.22     $   19.35     $   17.00     $   15.51
                                                                  =================================================================
===================================================================================================================================
Total Investment Return*
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....       15.59%        (5.84%)       13.82%         9.75%        22.56%
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................        1.38%         1.45%         1.37%         1.42%         1.54%
                                                                  =================================================================
                       Investment income (loss) -- net ........        (.17%)        (.14%)        (.13%)        (.05%)         .50%
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands) .   $  56,094     $  52,946     $  59,220     $  52,366     $  56,698
                                                                  =================================================================
                       Portfolio turnover .....................       18.26%        49.77%        40.08%        51.36%        50.48%
                                                                  =================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         15

[LOGO] Merrill Lynch Investment Managers

                                                                                                Class B
The following per share data and ratios have been derived         -----------------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                  -----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2003          2002          2001          2000          1999
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year ...     $   17.87     $   19.12     $   16.93     $   15.56     $  12.79
                                                                  -----------------------------------------------------------------
                       Investment loss -- net+ ..............          (.18)         (.17)         (.19)         (.14)        (.04)
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions -- net .................          2.80         (1.08)         2.38          1.51         2.81
                                                                  -----------------------------------------------------------------
                       Total from investment operations .....          2.62         (1.25)         2.19          1.37         2.77
                                                                  -----------------------------------------------------------------
                       Net asset value, end of year .........     $   20.49     $   17.87     $   19.12     $   16.93     $  15.56
                                                                  =================================================================
===================================================================================================================================
Total Investment Return*
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...         14.66%        (6.54%)       12.94%         8.80%       21.66%
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .............................          2.16%         2.23%         2.16%         2.21%        2.35%
                                                                  =================================================================
                       Investment loss -- net ...............          (.96%)        (.91%)        (.93%)        (.85%)       (.28%)
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)     $  23,829     $  24,468     $  35,525     $  19,223     $ 21,450
                                                                  =================================================================
                       Portfolio turnover ...................         18.26%        49.77%        40.08%        51.36%       50.48%
                                                                  =================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


16      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

                                                                                               Class C
The following per share data and ratios have been derived         -----------------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                  -----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2003          2002          2001          2000          1999
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year .....   $   17.65     $   18.88    $    16.72    $    15.36    $   12.67
                                                                  -----------------------------------------------------------------
                       Investment loss -- net+ ................        (.18)         (.17)         (.19)         (.14)        (.04)
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions -- net ...................        2.76         (1.06)         2.35          1.50         2.77
                                                                  -----------------------------------------------------------------
                       Total from investment operations .......        2.58         (1.23)         2.16          1.36         2.73
                                                                  -----------------------------------------------------------------
                       Less distributions in excess of realized
                        gain on investments -- net ............          --            --            --            --         (.04)
                                                                  -----------------------------------------------------------------
                       Net asset value, end of year ...........   $   20.23     $   17.65    $    18.88    $    16.72    $   15.36
                                                                  =================================================================
===================================================================================================================================
Total Investment Return*
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....       14.62%        (6.51%)       12.92%         8.85%       21.68%
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................        2.16%         2.24%         2.17%         2.21%        2.33%
                                                                  =================================================================
                       Investment loss -- net .................        (.96%)        (.93%)        (.99%)        (.86%)       (.33%)
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands) .   $  11,789     $   8,129    $    9,050    $    1,782    $   2,039
                                                                  =================================================================
                       Portfolio turnover .....................       18.26%        49.77%        40.08%        51.36%       50.48%
                                                                  =================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)

                                                                                               Class I@
The following per share data and ratios have been derived         -----------------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                  -----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2003          2002          2001          2000          1999
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year .....   $   18.34    $    19.42     $   17.02    $    15.52     $   12.93
                                                                  -----------------------------------------------------------------
                       Investment income -- net+ ..............         .01           .02           .02           .03           .10
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions -- net ...................        2.90         (1.10)         2.38          1.51          2.75
                                                                  -----------------------------------------------------------------
                       Total from investment operations .......        2.91         (1.08)         2.40          1.54          2.85
                                                                  -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income -- net ............          --            --            --            --          (.17)
                          In excess of investment income -- net          --            --            --          (.04)         (.01)
                          In excess of realized gain on
                           investments -- net .................          --            --            --            --          (.08)
                                                                  -----------------------------------------------------------------
                       Total dividends and distributions ......          --            --            --          (.04)         (.26)
                                                                  -----------------------------------------------------------------
                       Net asset value, end of year ...........   $   21.25    $    18.34     $   19.42    $    17.02     $   15.52
                                                                  =================================================================
===================================================================================================================================
Total Investment Return*
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....       15.87%        (5.56%)       14.10%         9.98%        22.91%
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................        1.12%         1.20%         1.13%         1.16%         1.28%
                                                                  =================================================================
                       Investment income -- net ...............         .07%          .12%          .09%          .20%          .75%
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands) .   $  23,981    $   18,405     $  21,305    $   13,100     $   9,138
                                                                  =================================================================
                       Portfolio turnover .....................       18.26%        49.77%        40.08%        51.36%        50.48%
                                                                  =================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


18      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Natural Resources Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Trust offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trustees of the Trust as the primary market. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trustees of the Trust or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Company.

(b) Repurchase agreements -- The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         19

[LOGO] Merrill Lynch Investment Managers

(c) Derivative financial instruments -- The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Trust can purchase and write covered call options and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or greater than the premiums paid or received).

      Written and purchased options are non-income producing investments.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend dates. Interest income is recognized on the accrual basis.

(g) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends and distributions paid by the Trust are recorded on the ex-dividend dates.


20      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

(i) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(j) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $400,716 has been reclassified between paid-in capital in excess of par and accumulated net investment loss and $23,439 has been reclassified between accumulated net investment loss and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee of .60%, on an annual basis, of the average daily value of the Trust's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited (MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Trust. There is no increase in the aggregate fees paid by the Trust for these services.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class A .............................                .25%                 --
Class B .............................                .25%                .75%
Class C .............................                .25%                .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         21

[LOGO] Merrill Lynch Investment Managers

For the year ended July 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Trust's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................               $ 1,715               $24,431
Class I ............................               $    41               $   545
--------------------------------------------------------------------------------

For the year ended July 31, 2003, MLPF&S received contingent deferred sales charges of $49,121 and $2,796 relating to transactions in Class B and C Shares, respectively.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM or in registered money market funds advised by MLIM or its affiliates. For the year ended July 31, 2003, MLIM received $4,464 in securities lending agent fees.

In addition, MLPF&S received $6,752 in commissions on the execution of portfolio security transactions for the Trust for the year ended July 31, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

For the year ended July 31, 2003, the Trust reimbursed MLIM $2,352 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2003 were $19,372,722 and $24,564,265, respectively.

Net realized losses for the year ended July 31, 2003 and net unrealized gains (losses) as of July 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                   Losses         Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................       $ (3,934,163)       $ 23,085,989
Foreign currency transactions ..........            (23,439)             (1,651)
                                               --------------------------------
Total ..................................       $ (3,957,602)       $ 23,084,338
                                               ================================

As of July 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $22,942,104 of which $26,627,169 related to appreciated securities and $3,685,065 related to depreciated securities. At July 31, 2003, the aggregate cost of investments for Federal income tax purposes was $104,024,866.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $3,305,952 and $13,886,783 for the years ended July 31, 2003 and July 31, 2002, respectively.


22      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2003+                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            138,975        $  2,830,429
Automatic conversion of shares .........            143,849           2,707,556
                                                   ----------------------------
Total issued ...........................            282,824           5,537,985
Shares redeemed ........................           (524,605)        (10,249,796)
                                                   ----------------------------
Net decrease ...........................           (241,781)       $ (4,711,811)
                                                   ============================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2002+                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            118,561         $ 2,381,950
Automatic conversion of shares .........            219,345           4,287,459
                                                   ----------------------------
Total issued ...........................            337,906           6,669,409
Shares redeemed ........................           (493,570)         (9,577,325)
                                                   ----------------------------
Net decrease ...........................           (155,664)        $(2,907,916)
                                                   ============================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2003                                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            236,318         $ 4,638,243
Automatic conversion of shares .........           (147,051)         (2,707,556)
Shares redeemed ........................           (295,500)         (5,621,269)
                                                   ----------------------------
Net decrease ...........................           (206,233)        $(3,690,582)
                                                   ============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2002                                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            294,466        $  5,643,826
Automatic conversion of shares .........           (222,815)         (4,287,459)
Shares redeemed ........................           (560,322)        (10,500,681)
                                                   ----------------------------
Net decrease ...........................           (488,671)       $ (9,144,314)
                                                   ============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2003                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ......................               271,682            $ 5,328,467
Shares redeemed ..................              (149,667)            (2,818,647)
                                                -------------------------------
Net increase .....................               122,015            $ 2,509,820
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2002                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ......................               138,119            $ 2,627,837
Shares redeemed ..................              (156,740)            (2,928,627)
                                                -------------------------------
Net decrease .....................               (18,621)           $  (300,790)
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2003+                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ......................               827,251           $ 16,611,867
Shares redeemed ..................              (702,107)           (14,025,246)
                                                -------------------------------
Net increase .....................               125,144           $  2,586,621
                                                ===============================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2002+                             Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................               943,025           $ 18,604,597
Shares redeemed ..................            (1,036,514)           (20,138,360)
                                              ---------------------------------
Net decrease .....................               (93,489)          $ (1,533,763)
                                              =================================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         23

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Trust, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Trust did not borrow under the credit agreement during the year ended July 31, 2003.

6. Distributions to Shareholders:

As of July 31, 2003, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income -- net ....................        $         --
Undistributed long-term capital gains -- net ............                  --
                                                                 ------------
Total undistributed earnings -- net .....................                  --
Capital loss carryforward ...............................         (11,963,613)*
Unrealized gains -- net .................................          22,557,439**
                                                                 ------------
Total accumulated earnings -- net .......................        $ 10,593,826
                                                                 ============

* On July 31, 2003, the Fund had a net capital loss carryforward of $11,963,613, of which $7,085,359 expires in 2008 and $4,878,254 expires in
      2011. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October currency and capital losses for tax purposes.


24      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

Independent Auditors' Report

To the Shareholders and Board of Trustees of Merrill Lynch Natural Resources Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Natural Resources Trust as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Natural Resources Trust as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
September 19, 2003


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         25

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited)

                                                                                                        Number of
                                                                                                        Portfolios in  Other Public
                                Position(s)  Length                                                     Fund Complex   Directorships
                                Held         of Time                                                    Overseen by    Held by
Name             Address & Age  with Fund    Served   Principal Occupation(s) During Past 5 Years       Trustee        Trustee
====================================================================================================================================
        Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*  P.O. Box 9011  President    1999 to  President and Chairman of Merrill Lynch           118 Funds         None
                 Princeton, NJ  and          present  Investment Managers, L.P. ("MLIM")/Fund Asset     163 Portfolios
                 08543-9011     Trustee      and      Management, L.P. ("FAM")--Advised Funds since
                 Age: 62                     1985 to  1999; Chairman (Americas Region) of MLIM from
                                             present  2000 to 2002; Executive Vice President of FAM
                                                      and MLIM (which terms as used herein include
                                                      their corporate predecessors) from 1983 to 2002;
                                                      President of FAM Distributors, Inc. ("FAMD") from
                                                      1986 to 2002 and Director thereof from 1991 to
                                                      2002; Executive Vice President and Director of
                                                      Princeton Services, Inc. ("Princeton Services")
                                                      from 1993 to 2002; President of Princeton
                                                      Administrators, L.P. from 1989 to 2002; Director
                                                      of Financial Data Services, Inc. from 1985 to
                                                      2002.
                 -------------------------------------------------------------------------------------------------------------------
                 *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
                    FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment
                    Company Act, of the Trust based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton
                    Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.
====================================================================================================================================
        Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.        P.O. Box 9095  Trustee      2002 to  Manager of The Burton Partnership, Limited        23 Funds       ITC Delta-
Burton           Princeton, NJ               present  Partnership since 1979; Managing General Partner  37 Portfolios  Com, Inc.;
                 08543-9095                           of the South Atlantic Venture Funds, Limited                     ITC Holding
                 Age: 59                              Partnerships and Chairman of South Atlantic                      Company,
                                                      Private Equity Fund IV, Limited Partnership since                Inc.;
                                                      1983; Member of the Investment Advisory Council                  Knology,
                                                      of the Florida State Board of Administration                     Inc.; Main-
                                                      since 2001.                                                      Bancorp,
                                                                                                                       N.A.; Pri-
                                                                                                                       Care, Inc.;
                                                                                                                       Sumbion,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum   P.O. Box 9095  Trustee      1985 to  James R. Williston Professor of Investment        24 Funds       Cambridge
                 Princeton, NJ               present  Management Emeritus, Harvard Business             37 Portfolios  Bancorp
                 08543-9095                           School since 1996; Chairman and Director,
                 Age: 71                              Phaeton International, Ltd. since 1985;
                                                      Director, Cambridge Bancorp since 1969.
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon     P.O. Box 9095  Trustee      1999 to  Professor of Finance and Economics, Graduate      23 Funds           None
Hodrick          Princeton, NJ               present  School of Business, Columbia University since     37 Portfolios
                 08543-9095                           1998; Associate Professor of Finance and
                 Age: 40                              Economics, Graduate School of Business,
                                                      Columbia University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh   P.O. Box 9095  Trustee      2003 to  Consultant with Putnam Investments since 1998;    23 Funds           None
                 Princeton, NJ               present  employed in various capacities therewith from     37 Portfolios
                 08543-9095                           1971 to 1992; Director, the National Audubon
                 Age: 61                              Society since 1980; Director, the American
                                                      Museum of Fly Fishing since 1998.
------------------------------------------------------------------------------------------------------------------------------------


26      MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003

Officers and Trustees (concluded)

                                                                                                        Number of
                                                                                                        Portfolios in  Other Public
                                Position(s)  Length                                                     Fund Complex   Directorships
                                Held         of Time                                                    Overseen by    Held by
Name             Address & Age  with Fund    Served   Principal Occupation(s) During Past 5 Years       Trustee        Trustee
====================================================================================================================================
        Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss    P.O. Box 9095  Trustee      1998 to  Managing Director of FGW Associates since 1997;   23 Funds       Watson
                 Princeton, NJ               present  Vice President, Planning, Investment and Devel-   37 Portfolios  Pharma-
                 08543-9095                           opment of Warner Lambert Co. from 1979 to 1997;                  ceuticals,
                 Age: 61                              Director, BTG International, PLC since 2001;                     Inc.
                                                      Director, Watson Pharmaceuticals, Inc. since
                                                      2000.
                 -------------------------------------------------------------------------------------------------------------------
                 *  The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------
                                Position(s)  Length
                                Held         of Time
Name             Address & Age  with Fund    Served*     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
        Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke  P.O. Box 9011  Vice         1993 to     First Vice President of FAM and MLIM since 1997 and Treasurer thereof since
                 Princeton, NJ  President    present     1999; Senior Vice President and Treasurer of Princeton Services since 1999;
                 08543-9011     and          and 1999    Vice President of FAMD since 1999; Director of Taxation of MLIM since 1990.
                 Age: 43        Treasurer    to present
------------------------------------------------------------------------------------------------------------------------------------
Robert C.        P.O. Box 9011  Senior Vice  1999 to     President of MLIM and member of the Executive Management Committee of ML &
Doll, Jr.        Princeton, NJ  President    present     Co., Inc. since 2001; Global Chief Investment Officer and Senior Portfolio
                 08543-9011                              Manager of MLIM since 1999; Chief Investment Officer of Equities at
                 Age: 48                                 Oppenheimer Funds, Inc. from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive Vice President of Oppenheimer Funds,
                                                         Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Robert M.        P.O. Box 9011  Vice         1997 to     Managing Director of MLIM since 2000; Director (Equities) of MLIM from 1997
Shearer          Princeton, NJ  President    present     to 2000.
                 08543-9011
                 Age: 48
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.       P.O. Box 9011  Acting       2003 to     First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
Gillespie        Princeton, NJ  Secretary    present     from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
                 08543-9011                              associated with MLIM since 1998; Assistant General Counsel of Chancellor
                 Age: 39                                 LGT Asset Management, Inc. from 1997 to 1998.
                 -------------------------------------------------------------------------------------------------------------------
                 *  Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                 Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
                 Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


        MERRILL LYNCH NATURAL RESOURCES TRUST           JULY 31, 2003         27

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Natural Resources Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #10303 -- 7/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--

         The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -

         The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

         The Board of Directors/Trustees of the Cluster A Merrill Lynch Funds determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance and economics for over 15 years. She has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies. Ms. Hodrick currently serves on the Financial Advisory Council of a major corporation and has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. She has published a number of articles in leading economic and financial journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Merrill Lynch Natural Resources Trust


            By: /s/ Terry K. Glenn
                --------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Natural Resources Trust

            Date: September 23, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            By: /s/ Terry K. Glenn
                --------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Natural Resources Trust

            Date: September 23, 2003


            By: /s/ Donald C. Burke
                --------------------------
                Donald C. Burke,
                Chief Financial Officer of
                Merrill Lynch Natural Resources Trust

            Date: September 23, 2003

            Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.